Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 172,546	¥ 140,538
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	162,431	130,863
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	2,682	2,767
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	1,072	948
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 6,361	¥ 5,960